Employee benefit plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount	$ 1.0	$ 0.7	$ 0.5
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent (up to)	4.00%